SCHEDULE OF INCOME TAX RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Profit before tax	$ (784,564)	$ (1,008,870)	$ (880,147)	$ 5,312	[1]
Tax calculated at statutory tax rate	(133,375)	(171,507)	(149,625)	903
Impact of different tax rates in other jurisdictions		132,233
Tax effects of non-deductible expenses	387	498	3,839	13,597
Tax exemption and rebates	(533)	(685)	(340)	(10,571)
Temporary differences arising from tax depreciation				(1,811)
Under/(over)provision in respect of prior years			(1,744)	4,922
Withholding tax arising on foreign source income	42,337	54,441	134,423	193,022
Others	5,910	7,600
Deferred tax assets on temporary differences not recognized	30,687	39,461	146,126	45
Total	$ 48,247	$ 62,041	$ 132,679	$ 200,107	[1]
SINGAPORE
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%

[1]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.